UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23111

Miller/Howard Funds Trust
(Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Catherine Johnston
Miller/Howard Investments, Inc.

10 Dixon Avenue
Woodstock, NY 12498
(Name and address of agent for service)

(845) 679-9166

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Miller/Howard FUNDS TRUST

Miller/Howard Income-Equity Fund

Semi-Annual Report
April 30, 2020

* Please see first page of the report for important information regarding future delivery of shareholder reports.

Advised by MHI Funds, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Fund by calling 1-844-MHFUNDS or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-844-MHFUNDS to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

Table of Contents

2	Expense Example
4	Income-Equity Fund Allocation of Portfolio Investments
5	Income-Equity Fund Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
22	Statement Regarding Liquidity Risk Management Program
25	Additional Information
27	Privacy Policy

April 30, 2020 | Semi-Annual Report

Performance and Statistics

Miller/Howard Income-Equity Fund

April 30, 2020 (Unaudited)

Total Returns
April 30, 2020 (Unaudited)
	1 Year	5 Year	Since Inception	Inception Date
Class I	-15.20%	n/a	2.08%	12/31/15
Adviser Class	-15.28%	n/a	1.86%	12/31/15
Russell 1000 Index	0.09%	n/a	10.50%	12/31/15

Performance data quoted is past performance and is no guarantee of future results. Investment returns may fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be higher or lower than the performance data shown. Returns for one year or less are not annualized. Shares redeemed within 60 days of purchase may be charged a 2.00% redemption fee. For the most recent month-end performance, please call (845) 679-9166.

The Russell 1000 Index is an index of approximately 1,000 of the largest companies in the U.S. equity markets, comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. One cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

1	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Expense Example (Unaudited)

April 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

April 30, 2020 | Semi-Annual Report	2

Miller/Howard Income-Equity Fund

Expense Example (Unaudited) (continued)

April 30, 2020

	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During Period[1] (11/01/19 to 04/30/2020)	Net Annualized Expense Ratio
Miller/Howard Income-Equity Fund
Class I Actual	$ 1,000.00	818.00	3.53	0.78%
Class I Hypothetical (5% return before expenses)	$ 1,000.00	1,020.98	3.92	0.78%
Adviser Share Class Actual	$ 1,000.00	818.80	4.66	1.03%
Adviser Share Class Hypothetical (5% return before expenses)	$ 1,000.00	1,019.74	5.17	1.03%

1

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days (the number of days in the most recent period)/366 days (to reflect the period), for Class I and Adviser Share Class.

3	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Allocation of Portfolio Investments

(Expressed as a Percentage of Long-Term Investments)

April 30, 2020

(Unaudited)

See accompanying Notes to Financial Statements | April 30, 2020 | Semi-Annual Report	4

Miller/Howard Income-Equity Fund

Schedule of Investments

April 30, 2020

(Unaudited)

	Shares	Value
Common Stock — 86.9%
Biological Products, except Diagnostic Substances — 3.9%
Gilead Sciences, Inc.	16,121	$1,354,164
Bottled and Canned Soft Drinks and Carbonated Waters — 4.2%
Coca-Cola Co.	19,563	897,746
Coca-Cola European Partners Plc	13,812	547,508
		1,445,254
Cogeneration Services & Small Power Producers — 3.1%
AES Corp.	81,346	1,077,834
Computer Peripheral Equipment — 6.0%
Cisco Systems, Inc.	24,530	1,039,581
NetApp, Inc.	23,223	1,016,471
		2,056,052
Depository Credit Intermediation — 2.8%
KeyCorp	82,355	959,436
Drugs and Druggists’ Sundries Merchant Wholesalers — 3.2%
Cardinal Health, Inc.	21,872	1,082,227
Engines and Turbines — 3.5%
Cummins, Inc.	7,451	1,218,238
Home Furnishings Stores — 2.1%
Williams-Sonoma, Inc. (a)	11,459	708,625
Household Appliances — 1.9%
Whirlpool Corp.	5,838	652,338
Miscellaneous Industrial & Commercial Machinery & Equipment — 1.9%
Eaton Corp. Plc (Ireland)	8,017	669,419
Motor Vehicle Parts and Accessories — 2.7%
Magna International, Inc.	24,182	943,823
National Commercial Banks — 7.7%
Citigroup, Inc. (a)	21,480	1,043,069
Huntington Bancshares, Inc.	77,468	715,804
JPMorgan Chase & Co.	9,106	871,991
		2,630,864
Natural Gas Distribution — 2.0%
Enbridge, Inc.	21,916	672,383
Pharmaceutical Preparations — 9.7%
AbbVie, Inc.	15,337	1,260,702
Merck & Co., Inc.	15,380	1,220,249
Pfizer, Inc.	22,090	847,372
		3,328,323
Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers — 5.5%
Eastman Chemical Co.	19,469	1,178,069
LyondellBasell Industries N.V. (Netherlands)	12,505	724,665
		1,902,734

5	Semi-Annual Report | April 30, 2020 | See accompanying Notes to Financial Statements

Miller/Howard Income-Equity Fund

Schedule of Investments (continued)

April 30, 2020

(Unaudited)

	Shares	Value
Semiconductors & Related Devices — 10.7%
Broadcom, Inc.	4,488	$1,219,031
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,920	1,270,869
Texas Instruments, Inc.	10,413	1,208,637
		3,698,537
State Commercial Banks — 2.7%
Citizens Financial Group, Inc.	40,733	912,012
Surety Insurance — 2.4%
Old Republic International Corp.	51,413	820,037
Telephone Communications (No Radiotelephone) — 7.1%
BCE Inc. (Canada)	24,792	1,002,588
Verizon Communications, Inc.	24,922	1,431,769
		2,434,357
Title Insurance — 1.5%
Fidelity National Financial, Inc.	19,171	518,576
Variety Stores — 2.3%
Target Corp.	7,189	788,921
Total Common Stock (Cost $31,574,487)		29,874,154

Master Limited Partnership — 1.6%
Enterprise Products Partners L.P.	30,804	540,918
Total Master Limited Partnership (Cost $682,929)		540,918

Real Estate Investment Trusts (REITs) — 4.5%
Brixmor Property Group, Inc.	49,670	568,722
Crown Castle International Corp. (a)	6,056	965,508
Total Real Estate Investment Trusts (REITs) (Cost $1,164,004)		1,534,230

Short-Term Investments: 7.1%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07% (b)	2,450,655	2,450,655
Total Short-Term Investments (Cost $2,450,655)		2,450,655

Investments Purchased with Proceeds from Securities Lending: 8.1%
Mount Vernon Liquid Assets Portfolio, LLC., 0.48% (b)	2,777,554	2,777,554
Total Investments Purchased with Proceeds from Securities Lending (Cost $2,777,554)		2,777,554

Total Investments — 108.2% (cost $38,649,629)		37,177,511
Other Assets and Liabilities - (8.2)%		(2,818,002)
Total Net Assets Applicable to Common Stockholders — 100.0%		$34,359,509
Note: Percentages indicated are based on the net assets of the Fund.

ADR American Depository Receipt

(a)	All or a portion of this security is on loan

(b)	Rate indicated is the current yield as of April 30, 2020.

See accompanying Notes to Financial Statements | April 30, 2020 | Semi-Annual Report	6

Miller/Howard Income-Equity Fund

Statement of Assets and Liabilities

April 30, 2020

(Unaudited)

Assets:
Investments in securities, at value (1)	$37,177,511
Dividends and interest receivable	110,701
Other assets	121,409
Total Assets	37,409,621

Liabilities:
Payable for collateral on securities loaned	2,777,554
Payable for Fund shares redeemed	90,893
Payable to Adviser	43,106
Accrued administration expense	35,694
Other liabilities	102,865
Total Liabilities	3,050,112
Net Assets	$34,359,509

Net Assets consist of:
Paid-in capital	$35,646,908
Total Distributable Earnings	(1,287,399)
Net Assets	$34,359,509

Class I
Net assets applicable to outstanding shares	$34,267,874
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,759,794
Net asset value per share outstanding	$9.11

Adviser Share Class
Net assets applicable to outstanding shares	$91,635
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,044
Net asset value per share outstanding	$9.12

(1) Investment in securities, at cost	$38,649,629

7	Semi-Annual Report | April 30, 2020 | See accompanying Notes to Financial Statements

Miller/Howard Income-Equity Fund

Statement of Operations

Six Months Ended April 30, 2020

(Unaudited)

Investment Income:
Dividend income (net of $29,926 foreign withholding tax)	$1,110,263
Interest income	7,286
Securities lending income	9,746
Total Investment Income	1,127,295

Expenses:
Advisory fees	200,369
Professional fees	97,219
Administration fees	65,069
Transfer agent fees and expenses	29,087
Trustees’ fees and expenses	29,051
Shareholder reporting expenses	6,638
Custodian fees and expenses	5,108
Registration expenses	23,036
Distribution fees - Adviser Share Class	760
Miscellaneous	30,298
Total Expenses	486,635
Management fee waivers and/or expense reimbursements by Adviser	(245,432)
Net expenses	241,203
Net Investment Income	886,092

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,197,180
Net change in unrealized appreciation (depreciation) on investments	(11,716,826)
Net realized and unrealized gain (loss) on investments	(10,519,646)
Net Increase (Decrease) in Net Assets resulting from Operations	$(9,633,554)

See accompanying Notes to Financial Statements | April 30, 2020 | Semi-Annual Report	8

Miller/Howard Income-Equity Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
From Operations:
Net investment income	$886,092	$2,078,550
Net realized gain (loss)	1,197,180	594,019
Net change in unrealized appreciation (depreciation)	(11,716,826)	5,176,975
Net increase (decrease) in net assets resulting from operations	(9,633,554)	7,849,544

Dividends and Distributions to Shareholders from:
Net dividends and distributions - Class I	(1,961,679)	(4,634,397)
Net dividends and distributions - Adviser Share Class	(19,041)	(23,659)
Total dividends and distributions to shareholders	(1,980,720)	(4,658,056)

Capital share transactions (Note 8)
Proceeds from sale of shares	12,079,008	25,862,166
Dividends and distributions reinvested	1,961,524	4,585,910
Cost of shares redeemed	(48,429,892)	(57,123,612)
Net increase (decrease) in net assets resulting from capital share transactions	(34,389,360)	(26,675,536)

Net decrease in net assets	(46,003,634)	(23,484,048)

Net Assets:
Beginning of period/year	80,363,143	103,847,191
End of period/year	$34,359,509	$80,363,143

9	Semi-Annual Report | April 30, 2020 | See accompanying Notes to Financial Statements

Miller/Howard Income-Equity Fund

Financial Highlights

	Class I
	Six months ended April 30, 2020 (Unaudited)		For the year ended October 31, 2019	For the year ended October 31, 2018	For the year ended October 31, 2017	Period from December 31, 2015 (1) through October 31, 2016
Per Common Share Data(2)
Net asset value, beginning of period/year	$11.48		$10.94	$11.44	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)(3)	0.16		0.27	0.29	0.26	0.14
Net realized and unrealized gains (losses)	(2.19)		0.84	(0.30)	1.29	0.35
Total from investment operations	(2.03)		1.11	(0.01)	1.55	0.49
Dividends and distributions
Net investment income	(0.18)		(0.35)	(0.36)	(0.34)	(0.14)
Net realized gain	(0.16)		(0.22)	(0.13)	(0.12)	—
Total dividends and distributions	(0.34)		(0.57)	(0.49)	(0.46)	(0.14)
Net asset value, end of period/year	$9.11		$11.48	$10.94	$11.44	$10.35
Total investment return(4)	(18.20	)%(6)	10.73%	(0.11)%	15.22%	4.87	%(6)

Supplemental Data and Ratios
Net assets, end of period/year (000’s)	$34,268		$79,737	$103,552	$105,935	$65,892
Ratio of expenses to average net assets, before waiver	1.58	%(5)	1.35%	1.32%	1.40%	2.08	%(5)
Ratio of expenses to average net assets, after waiver	0.78	%(5)	0.78%	0.84%	0.99%	1.00	%(5)
Ratio of net investment income (loss) to average net assets, before waiver	2.08	%(5)	1.90%	2.00%	2.07%	0.59	%(5)
Ratio of net investment income (loss) to average net assets, after waiver	2.87	%(5)	2.46%	2.48%	2.48%	1.67	%(5)
Portfolio turnover rate(7)	34	%(6)	50%	76%	30%	38	%(6)

(1)	Commencement of Operations.

(2)	Information presented relates to a share outstanding for the entire year/period.

(3)	Per share data based on average shares outstanding during the year/period.

(4)	Total investment return assumes the reinvestment of dividends and distributions.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to Financial Statements | April 30, 2020 | Semi-Annual Report	10

Miller/Howard Income-Equity Fund

Financial Highlights

	Adviser Share Class
	Six months ended April 30, 2020 (Unaudited)		For the year ended October 31, 2019	For the year ended October 31, 2018	For the year ended October 31, 2017	Period from December 31, 2015 (1) through October 31, 2016
Per Common Share Data(2)
Net asset value, beginning of period/year	$11.46		$10.93	$11.44	$10.33	$10.00
Income from Investment Operations
Net investment income (3)	0.16		0.24	0.26	0.24	0.11
Net realized and unrealized gains (losses)	(2.18)		0.84	(0.30)	1.29	0.35
Total from investment operations	(2.02)		1.08	(0.04)	1.53	0.46
Dividends and distributions
Net investment income	(0.17)		(0.32)	(0.34)	(0.30)	(0.13)
Net realized gain	(0.15)		(0.23)	(0.13)	(0.12)	—
Total dividends and distributions	(0.32)		(0.55)	(0.47)	(0.42)	(0.13)
Net asset value, end of period/year	$9.12		$11.46	$10.93	$11.44	$10.33
Total investment return(4)	(18.12	)%(6)	10.39%	(0.42)%	15.12%	4.53	%(6)

Supplemental Data and Ratios
Net assets, end of period/year (000’s)	$92		$627	$295	$276	$224
Ratio of expenses to average net assets, before waiver	1.88	%(5)	1.60%	1.68%	1.66%	28.42	%(5)
Ratio of expenses to average net assets, after waiver	1.03	%(5)	1.03%	1.10%	1.24%	1.25	%(5)
Ratio of net investment income (loss) to average net assets, before waiver	2.03	%(5)	1.63%	1.63%	1.92%	(25.88	)%(5)
Ratio of net investment income to average net assets, after waiver	2.87	%(5)	2.20%	2.21%	2.34%	1.29	%(5)
Portfolio turnover rate(7)	34	%(6)	50%	76%	30%	38	%(6)

(1)	Commencement of Operations.

(2)	Information presented relates to a share outstanding for the entire year/period.

(3)	Per share data based on average shares outstanding during the year/period.

(4)	Total investment return assumes the reinvestment of dividends and distributions.

(5)	Annualized.

(6)	Not annualized.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

11	Semi-Annual Report | April 30, 2020 | See accompanying Notes to Financial Statements

Miller/Howard Income-Equity Fund

Notes to Financial Statements

April 30, 2020

(Unaudited)

1. Organization

Miller/Howard Funds Trust (“Trust”) was formed as a Delaware statutory trust on November 23, 2015, and is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. The Trust consists of one series, the Miller/Howard Income-Equity Fund (“Income-Equity Fund”), and may be referred to herein as the “Fund.” The Fund is managed by MHI Funds, LLC (“MHI LLC” or the “Adviser”). The Income-Equity Fund commenced operations on December 31, 2015.

The primary investment objective of the Income-Equity Fund is to seek current income, and, secondarily, long-term total return. The Income-Equity Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Income-Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend or distribution paying equity securities.

The Income-Equity Fund offers two classes of shares: Class I and Adviser Share Class. None of the classes have a front-end sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Investment Companies.

A. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (“Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there

April 30, 2020 | Semi-Annual Report	12

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

has been no sale on such day, the securities are valued at the mean of the current bid and asked price. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mean between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options). Other securities may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, and analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values it’s securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

C. Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent

13	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of April 30, 2020, the Fund’s assets carried at fair value were classified as follows:

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$29,874,154	$29,874,154	$—	$—
Master Limited Partnerships	540,918	540,918	—	—
Real Estate Investment Trusts	1,534,230	1,534,230	—	—
Short-Term Investment(b)	2,450,655	2,450,655	—	—
Investments Purchased as Securities Lending Collateral(c)	2,777,554	—		—
Total Investment in Securities	$37,177,511	$34,399,957	$—	$—

(a)	All industry classifications are identified in the Schedule of Investments

(b)	Short-term investment is a sweep investment for cash balances in the Fund at April 30, 2020

(c)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

April 30, 2020 | Semi-Annual Report	14

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

The Funds did not hold any Level 2 or Level 3 Securities during the year ended April 30, 2020.

D. Security Transactions and Investment Income

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions are recognized on the ex-dividend date, and withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may hold the securities of real estate investments trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The Fund may also hold the securities of master limited partnerships (“MLPs”). Distributions from such investments may include income and return of capital. The actual character of amounts received during the year is not known until after the REIT and MLP fiscal year ends. The Fund records the character of distributions received from REITs and MLPs during the period based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on the information received from the REITs and MLPs after their tax reporting periods conclude.

E. Allocation of Income, Expenses, and Gains/Losses

Income, expenses (other than those deemed to be attributable to a specific share class), and realized and unrealized gains and losses of the Fund are allocated to each class of shares based upon the ratio of net assets represented by each class to the net assets of the Fund. Expenses deemed directly attributable to a specific class of shares are charged against the operations of such class. Most Fund expenses are allocated by class based on relative net assets.

F. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income, and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for Federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities, and payables and receivables arising from trade-date and settlement-date differences.

G. Dividends and Distributions to Shareholders

The Income-Equity Fund intends to make regular cash distributions of all or a portion of its investment company taxable income (which includes ordinary income and short-term capital gains) to shareholders. The Fund intends to make annual distributions of its “net capital gain”

15	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

(which is the excess of net long-term capital gains over net short-term capital losses). The Fund will pay common shareholders annually, at least 90% of their investment company taxable income. Various factors will affect the level of the Fund’s investment company taxable income, such as its asset mix. As a result, the distributions paid by the Income-Equity Fund for any particular period may be more or less than the amount of income actually earned by the Fund during that period. The tax composition of the Fund’s distributions for each calendar year will be determined subsequent to October 31.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of dividends; however, net investment income, net realized gains and losses, and net assets are not affected.

H. Federal Income Taxation

The Income-Equity Fund has elected to be treated as, and to qualify each year for, special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income (which includes ordinary income and short-term capital gain) and its net capital gain. The Fund intends to distribute at least annually, substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

I. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur.

J. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

April 30, 2020 | Semi-Annual Report	16

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

3. Agreements and Related Party Transactions

The Trust has entered into an investment advisory agreement with the Adviser. Under the terms of the agreement, the Fund pays the Adviser a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Income-Equity Fund	0.65%

The Adviser has entered into a written expense limitation agreement with the Trust on behalf of the Fund (the “Expense Limitation Agreement”). The expense limitations exclude interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Pursuant to an amended Expense Limitation Agreement dated February 28, 2018 and renewed February 28, 2020, the Adviser contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses in the case of the Income-Equity Fund to 0.78% for Class I and 1.03% for the Adviser Share Class. Prior to February 28, 2018, the Income-Equity Fund limited annual fund operating expenses to 0.95% for Class I and 1.20% for the Adviser Share Class.. The amended Expense Limitation Agreement will continue in effect until February 28, 2021, and may be terminated or modified prior to February 28, 2021 only with the approval of the Board.

The Adviser shall be entitled to reimbursement by the Fund, in whole or in part, of the investment management fees waived or reduced, and other payments remitted by the Adviser to the Fund during any of the previous 36 months less any reimbursement previously paid by the Fund to the Adviser, provided that the Fund is able to make the repayment without exceeding the Fund’s expense limitation. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Period Incurred	Management Fees Waived and Expenses Reimbursed	Amount Recouped	Amount Subject to Potential Recoupment	Expiration Date (a)
Income-Equity Fund
For the year ended October 31, 2017	$358,334	$—	$358,334	October 31, 2020
For the year ended October 31, 2018	$548,596	$—	$548,596	October 31, 2021
For the year ended October 31, 2019	$479,112	$—	$479,112	October 31, 2022
Period from November 1, 2019 to April 30, 2020	$245,432	$—	$245,432	April 30, 2023

(a)	Represents the latest date upon with eligibility for recoupment of management fee waivers/expense reimbursements will expire.

17	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (“the Distributor”). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to the Adviser Share Class of the Fund. Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of the Adviser Share Class shares are paid to the Distributor or others for distribution and shareholder services. For the period ended April 30, 2020 the Income-Equity Fund incurred $760 in distribution fees.

U.S. Bank Global Fund Services serves as the Fund’s administrator and fund accountant, and transfer agent.

U.S. Bank, N.A. serves as the Fund’s custodian.

One of the Trust’s Trustees is an employee of the Adviser.

4. Income Taxes

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The tax character of dividends paid to shareholders during the years ended October 31, 2018 and 2019, were as follows:

Income-Equity Fund

	Ordinary Income*	Net Long Term Capital Gains	Total Distributions Paid
2018	$3,469,202*	$1,268,340	$4,737,542
2019	$1,383,927	$3,274,129	$4,658,056

*	Amount includes net investment income and short term capital gains of $211,795.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital. Accordingly, on October 31, 2019, for the Income-Equity Fund, distributable earnings were increased by $3,627 and paid in capital was decreased by $3,627. This reclassification has no effect on the net assets of the Fund..

April 30, 2020 | Semi-Annual Report	18

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

The following information is provided on a tax basis as of October 31, 2019:

Income-Equity Fund
Cost of investments	$87,786,626

Gross unrealized appreciation	$11,196,003
Gross unrealized depreciation	(1,902,884)
Net unrealized appreciation (depreciation)	9,293,119

Undistributed ordinary income	—
Undistributed long term gains	1,033,756
Distributable earnings	1,033,756
Total accumulated gain/(loss)	$10,326,875

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on U.S. tax returns and state tax returns of the Fund. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. It is the Fund’s policy to record interest and penalties related to uncertain tax benefits as a component of income taxes, as appropriate.

5. Investment Transactions

The cost of security purchases and the proceeds from security sales (excluding short-term securities) for the period ended April 30, 2020, were as follows:

	Purchases	Sales
Income-Equity Fund	$19,728,547	$56,712,189

6. Credit Facility

At April 30, 2020, the Income-Equity Fund had a line of credit which matures on June 15, 2020 with a maximum borrowing equal to the lesser of $5,000,000 or 15.00%, respectively, of the fair value of unencumbered assets of the Fund. This secured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Fund’s securities serve as collateral for the lines of credit. The credit facility is

19	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

with the Fund’s custodian, US Bank. Interest will be accrued at the prime rate (3.25% as of April 30, 2020). At April 30, 2020, the Income-Equity Fund had no outstanding borrowings on the lines of credit.

7. Securities Lending

The Income-Equity Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian” or “lending agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Income-Equity Fund receives income from securities lending from fees paid to the Fund by the borrowers and/or from the reinvestment of the cash collateral. Funds typically compensate their lending agents with a share of the revenue generated by the lending program, and may pay lending agents an additional fee for managing the cash collateral reinvestment. The amount of security lending income depends on a number of factors including the type of security and length of the loan. The Income-Equity Fund continues to receive dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Income-Equity Fund. The Income-Equity Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the cost associated with lending. The Income-Equity Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Income-Equity Fund is indemnified from these risks by contract with the Custodian.

As of April 30, 2020, the value of securities on loan and payable for collateral due to broker were $2,664,213 and $2,777,554, respectively, for the Income-Equity Fund.

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Portfolio”) as shown on the Schedule of Investments. The Portfolio is a private fund that invests in high-quality, short term investments, similar to a money market fund. However, the Portfolio is not registered with the Securities and Exchange Commission (“SEC”) and is not required to meet the regulatory requirements of a money market fund registered with the SEC. The Portfolio is only offered to participants in the Custodian’s security lending program.

April 30, 2020 | Semi-Annual Report	20

Miller/Howard Income-Equity Fund

Notes to Financial Statements (continued)

April 30, 2020

(Unaudited)

8. Capital Share Transactions

Income-Equity Fund

	Six Months Ended April 30, 2020 (Unaudited)		For the Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class I:
Shares Sold	1,121,169	$11,763,911	2,363,566	$25,503,489
Shares issued in reinvestment of dividends	175,923	1,942,483	434,096	4,562,250
Shares redeemed	(4,483,833)	(47,748,942)	(5,312,801)	(57,026,425)
Net Increase (decrease)	(3,186,741)	(34,042,548)	(2,515,139)	(26,960,686)
Beginning of Year/Period	6,946,535	69,456,152	9,461,674	96,416,838
End of Year/Period	3,759,794	35,413,604	6,946,535	69,456,152
Advisor Share Class
Shares Sold	26,431	315,097	34,247	358,677
Shares issued in reinvestment of dividends	1,732	19,041	2,232	23,660
Shares redeemed	(72,771)	(680,950)	(8,812)	(97,187)
Net Increase (decrease)	(44,608)	(346,812)	27,667	285,150
Beginning of Year/Period	54,652	559,700	26,985	274,550
End of Year/Period	10,044	212,888	54,652	559,700

9. Subsequent Events

Based upon a recommendation by MHI Funds, LLC (the “Adviser”), the Board of Trustees (the “Board”) of Miller/Howard Funds Trust (the “Trust”) has approved a plan of liquidation for the Miller/Howard Income-Equity Fund (the “Fund”) as a series of the Trust, pursuant to which the Fund will be liquidated on or around June 15, 2020 (the “Liquidation” or the “Liquidation Date”). The Adviser has determined that the Fund has limited prospects for meaningful growth. As a result, the Adviser and the Board believe that the Liquidation of the Fund is in the best interests of shareholders. Please refer to the Fund’s prospectus for additional information.

21	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Statement Regarding Liquidity Risk Management Program

April 30, 2020

(Unaudited)

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of the Miller/Howard Funds Trust (the “Trust”), including the Miller/Howard Income-Equity Fund (the “Fund”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of the Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of Miller/Howard Investments, Inc. (“Miller/Howard”), the investment adviser to the Fund, as the Program Administrator for the Program. Miller/Howard administers day-to-day implementation of the Program through a Liquidity Risk Management Committee (the “Committee”), as set forth in the Program.

At the meeting of the Board held on March 30, 2020, Miller/Howard, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the period from November 1, 2019 through January 31, 2020 (the “Review Period”).

I.    Key Conclusions of the Report

The Report concluded that (i) the Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; (ii) the Fund’s investment strategy is appropriate for an open-end fund; (iii) the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund during the Review Period; and (iv) the Program was implemented and operated effectively to assess and manage the Fund’s liquidity risk during the Review Period.

There were no material changes to the Program during the Review Period.

II.    Summary of the Review

A.	Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with the Fund’s portfolio management team, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in quarterly Board reporting.

April 30, 2020 | Semi-Annual Report	22

Miller/Howard Income-Equity Fund

Statement Regarding Liquidity Risk Management Program

April 30, 2020 (continued)
(Unaudited)

The Program Administrator also conducted a review assessing the Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a.    The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b.    Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c.    Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

In addition, in connection with the review of the Funds’ liquidity risks and the operation of the Program and the adequacy and effectiveness of its implementation, the Program Administrator also reviewed:

●	Reasonably Anticipated Trade Size and Significant Value Impact metrics for each Fund

●	Process for identifying and monitoring illiquid investments

●	Responsibilities and operations of the Committee

●	Effectiveness of third-party liquidity classification vendor

In light of the assessment and review as discussed above, the Program Administrator did not recommend any changes in the management of the Funds’ liquidity risk.

B.	Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule. Upon the Committee’s review and approval, the classifications were recorded for reporting in each Fund’s Form N-PORT filings during the Review Period.

23	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Statement Regarding Liquidity Risk Management Program

April 30, 2020 (continued)
(Unaudited)

C.	HLIM

Pursuant to the review, there were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and the Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D.	Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). All Funds were monitored daily for compliance with the 15% Limit during the Review Period. During the Review Period, the Fund operated in accordance with the relevant provisions of the Program addressing the 15% Limit, including with respect to temporary investment illiquidity as a result of extended market closures. The Report also addressed significant liquidity matters which occurred or were reported during the Review Period applicable to the Fund, if any, and actions to address such matters as applicable.

April 30, 2020 | Semi-Annual Report	24

Miller/Howard Income-Equity Fund

Additional Information

April 30, 2020

(Unaudited)

Trustees and Officer Compensation

The Fund does not compensate any of its Trustees who are “interested persons,” as defined in Section 2(a)(19) of the 1940 Act. For the period from November 1, 2019 through April 30, 2020, the aggregate compensation paid by the Funds to the independent Trustees was $31,500. The Funds did not pay any special compensation to any of their Trustees or officers.

Forward-Looking Statements

This report contains “forward-looking statements” within the meaning of the Securities Act of 1933 and the Securities Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Funds’ actual results are the performance of the portfolio of investments held by it, the conditions in the U.S. and international financial markets, and other factors discussed in filings with the SEC.

Proxy Voting Policies

The Board of Trustees of the Trust has delegated the voting of proxies for Funds’ securities to the Adviser pursuant to the Adviser’s proxy voting policies and procedures. Under these policies and procedures, the Adviser will vote proxies related to Fund securities in the best interests of the Funds and their shareholders.

A description of the policies and procedures the Funds used to determine how to vote proxies relating to portfolio securities owned by the Fund is available without charge by visiting the Fund’s web site at www.mhifunds.com. You can access this information on the SEC’s web site at www.sec.gov.

Information about Portfolio Holdings

The Trust will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Part F of Form N-PORT. Once filed, the Trust’s Part F of Form N-PORT is available without charge, upon request on the SEC’s website (www.sec.gov) and is available by calling the Trust at 1-844-MHFUNDS.

Prospectus and Statement of Additional Information (“SAI”)

The Statement of Additional Information (“SAI”) includes additional information about the Fund and is available upon request without charge by calling the Fund at 1-844-MHFUNDS or by visiting the SEC’s web site at www.sec.gov.

Privacy Policy

In order to conduct its business, Income-Equity Fund, through its transfer agent, U.S Bank Global Fund Services, collect and maintain certain nonpublic personal information about their shareholders of record with respect to transactions in shares of the Funds’ securities. This information includes the shareholder’s name and address, taxpayer identification number,

25	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Additional Information (continued)

April 30, 2020

(Unaudited)

share ownership and/or history, and dividend elections. The Fund does not collect or maintain personal information about its shareholders whose shares are held in “street name” by a financial institution such as a bank or broker.

The Fund does not disclose any nonpublic personal information about the Fund’s shareholders or former shareholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information, the Fund restricts access to nonpublic personal information about the Fund’s shareholders to those employees who need to know that information to provide services to the Funds’ shareholders. The Fund also maintains physical, electronic and procedural safeguards to protect your nonpublic personal information.

April 30, 2020 | Semi-Annual Report	26

Miller/Howard Income-Equity Fund

Privacy Policy

(Unaudited)

Privacy Policy

In order to conduct its business, Income-Equity Fund, through its transfer agent, U.S. Bank Global Fund Services, collect and maintain certain nonpublic personal information about their shareholders of record with respect to transactions in shares of the Fund’s securities. This information includes the shareholder’s name and address, taxpayer identification number, share ownership and/or history, and dividend elections. The Fund does not collect or maintain personal information about its shareholders whose shares are held in “street name” by a financial institution such as a bank or broker.

The Fund does not disclose any nonpublic personal information about the Fund’s shareholders or former shareholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information, the Fund restricts access to nonpublic personal information about the Fund’s shareholders to those employees who need to know that information to provide services to the Fund’s shareholders. The Fund also maintains physical, electronic and procedural safeguards to protect your nonpublic personal information.

27	Semi-Annual Report | April 30, 2020

Miller/Howard Income-Equity Fund

Trustees and Officers

Lowell G. Miller,
Trustee, Chairman of the Board, President

James E. Hillman,
Lead Trustee

Roger Conrad,
Trustee

Charles I. Leone,
Trustee

Catherine Johnston,
Secretary

Charles Atkins,
Chief Compliance Officer

Brian Helhoski,
Chief Financial Officer

John E. Leslie III,
Vice President

Investment Advisor

MHI Funds, LLC

P.O. Box 549

Woodstock, NY 12498

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue

New York, N.Y. 10022

Custodian

U.S. Bank, N.A.

1555 N. Rivercenter Drive, Suite 302

Milwaukee, WI 53202

Transfer Agent

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Fund Administrator

U.S. Bank Global Fund Services

777 E. Wisconsin Avenue

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 E. Wells Street

Suite 1400

Milwaukee, WI 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Miller/Howard
FUNDS TRUST
PO Box 549
Woodstock, NY 12498

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Miller/Howard Funds Trust

By (Signature and Title)		/s/ Lowell G. Miller
Lowell G. Miller, President

Date	7/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title))		/s/ Lowell G. Miller
Lowell G. Miller, President

Date	7/6/20

By (Signature and Title)		/s/ Brian Helhoski
Brian Helhoski, Chief Financial Officer

Date	7/6/20

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